Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 23 — SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2020	2020	2020	2020
Total revenues	$(206)	$266,468	$226,253	$410,206
Operating (loss) income	$(121,144)	$131,340	$83,501	$251,068
(Loss) income before income taxes	$(136,788)	$114,737	$67,603	$233,905
Benefit from (provision for) income taxes	$37,539	$(32,208)	$(18,711)	$(62,060)
Net (loss) income	$(99,249)	$82,529	$48,892	$171,845
Net (loss) income attributable to common shareholders	$(99,720)	$82,753	$47,291	$170,114

(Loss) earnings per common share:
Basic	$(3.83)	$3.23	$1.86	$6.72
Diluted	$(3.83)	$3.07	$1.75	$6.55

Weighted average common shares outstanding:
Basic	26,028,613	25,627,085	25,446,292	25,331,918
Diluted	26,028,613	26,992,823	27,050,448	25,966,501

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2019	2019	2019	2019
Total revenues	$142,128	$164,684	$180,063	$165,237
Operating income	$24,978	$44,255	$59,851	$37,567
Income before income taxes	$11,083	$31,598	$48,553	$25,358
Provision for income taxes	$(3,104)	$(9,289)	$(14,409)	$(7,842)
Net income	$7,979	$22,309	$34,144	$17,516
Net income attributable to B. Riley Financial, Inc.	$8,023	$22,157	$34,302	$17,129

Earnings per common share:
Basic	$0.31	$0.84	$1.29	$0.64
Diluted	$0.30	$0.82	$1.21	$0.59

Weighted average common shares outstanding:
Basic	26,217,215	26,278,352	26,556,223	26,547,023
Diluted	26,687,531	26,896,573	28,233,423	28,412,871